Trade Receivables (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes	¥ 17,614	¥ 18,476
Accounts	582,464	619,321
Trade Accounts And Notes Receivable Gross Current, Total	600,078	637,797
Less allowance for doubtful receivables	(12,077)	(12,122)
Trade receivables, net (Note 3)	¥ 588,001	¥ 625,675